Schedule of Investments ─ NYLI U.S. Large Cap R&D Leaders ETF

	Shares	Value
Common Stocks — 99.9%

Communication Services — 15.2%
Alphabet, Inc., Class A	2,839	$544,804
Electronic Arts, Inc.	260	39,648
Meta Platforms, Inc., Class A	729	563,838
Netflix, Inc.*	38	44,057
Pinterest, Inc., Class A*	577	22,272
ROBLOX Corp., Class A*	218	30,038
Spotify Technology SA*	34	21,302
Total Communication Services		1,265,959

Consumer Discretionary — 13.9%
Airbnb, Inc., Class A*	251	33,235
Amazon.com, Inc.*	2,684	628,351
Aptiv PLC*	250	17,160
DoorDash, Inc., Class A*	83	20,771
eBay, Inc.	294	26,975
Expedia Group, Inc.	120	21,626
Ford Motor Co.	11,605	128,467
Garmin Ltd.	78	17,063
General Motors Co.	2,932	156,393
Lucid Group, Inc.*(a)	7,982	19,636
Rivian Automotive, Inc., Class A*(a)	1,645	21,171
Tesla, Inc.*	229	70,594
Total Consumer Discretionary		1,161,442

Consumer Staples — 0.3%
Procter & Gamble Co. (The)	192	28,890

Financials — 1.2%
Block, Inc.*	711	54,932
PayPal Holdings, Inc.*	648	44,556
Total Financials		99,488

Health Care — 23.6%
Abbott Laboratories	327	41,264
AbbVie, Inc.	700	132,314
Alnylam Pharmaceuticals, Inc.*	56	21,965
Amgen, Inc.	323	95,317
Becton Dickinson & Co.	113	20,142
Biogen, Inc.*	209	26,752
Boston Scientific Corp.*	256	26,860
Bristol-Myers Squibb Co.	3,171	137,336
Danaher Corp.	124	24,448
Edwards Lifesciences Corp.*	218	17,290
Eli Lilly & Co.	226	167,256
GE HealthCare Technologies, Inc.	286	20,398
Gilead Sciences, Inc.	805	90,393
Illumina, Inc.*	181	18,591
Incyte Corp.*	584	43,736
Intuitive Surgical, Inc.*	35	16,838
Johnson & Johnson	1,738	286,318
Medtronic PLC	484	43,676
Merck & Co., Inc.	2,986	233,266
Moderna, Inc.*(a)	2,458	72,659
Pfizer, Inc.	6,689	155,787
Regeneron Pharmaceuticals, Inc.	142	77,455
Sarepta Therapeutics, Inc.*	1,034	16,978
Stryker Corp.	59	23,171
Thermo Fisher Scientific, Inc.	54	25,255
Vertex Pharmaceuticals, Inc.*	289	132,035
Total Health Care		1,967,500

Industrials — 4.4%
3M Co.	118	17,608
Boeing Co. (The)*	293	64,999
Caterpillar, Inc.	88	38,546
Cummins, Inc.	70	25,733
	Shares	Value
Common Stocks (continued)

Industrials (continued)
Deere & Co.	67	$35,133
General Electric Co.	88	23,855
Honeywell International, Inc.	111	24,681
Lockheed Martin Corp.	52	21,891
Northrop Grumman Corp.	34	19,605
RTX Corp.	303	47,744
Uber Technologies, Inc.*	575	50,456
Total Industrials		370,251

Information Technology — 41.0%
Accenture PLC, Class A	62	16,560
Adobe, Inc.*	168	60,092
Advanced Micro Devices, Inc.*	798	140,695
Analog Devices, Inc.	107	24,035
Apple, Inc.	2,491	517,057
Applied Materials, Inc.	311	55,999
Arista Networks, Inc.*	187	23,042
Atlassian Corp., Class A*	205	39,315
Autodesk, Inc.*	79	23,946
Broadcom, Inc.	586	172,108
Cadence Design Systems, Inc.*	84	30,624
Cisco Systems, Inc.	2,108	143,513
Corning, Inc.	334	21,122
Crowdstrike Holdings, Inc., Class A*	38	17,274
Datadog, Inc., Class A*	147	20,577
Dell Technologies, Inc., Class C	383	50,820
Hewlett Packard Enterprise Co.	1,779	36,807
HP, Inc.	1,017	25,222
Intel Corp.	11,517	228,037
International Business Machines Corp.	417	105,564
Intuit, Inc.	58	45,537
KLA Corp.	24	21,097
Lam Research Corp.	340	32,246
Marvell Technology, Inc.	412	33,112
Micron Technology, Inc.	426	46,494
Microsoft Corp.	1,021	544,703
NetApp, Inc.	151	15,724
NVIDIA Corp.	1,515	269,473
Oracle Corp.	738	187,282
Palo Alto Networks, Inc.*	152	26,387
QUALCOMM, Inc.	914	134,139
Salesforce, Inc.	329	84,991
Sandisk Corp.*	370	15,880
ServiceNow, Inc.*	42	39,611
Snowflake, Inc., Class A*	132	29,502
Synopsys, Inc.*	71	44,976
Texas Instruments, Inc.	154	27,883
Western Digital Corp.	465	36,591
Workday, Inc., Class A*	170	38,995
Total Information Technology		3,427,032

Materials — 0.3%
Corteva, Inc.	291	20,990

Total Common Stocks
(Cost $7,265,397)		8,341,552

Short-Term Investments — 0.1%

Money Market Funds — 0.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.18%(b)(c)	3,215	3,215

Schedule of Investments ─ NYLI U.S. Large Cap R&D Leaders ETF (continued)
July 31, 2025 (unaudited)

	Shares	Value
Short-Term Investments (continued)

Money Market Funds (continued)
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%(b)	3,332	$3,332

Total Short-Term Investments
(Cost $6,547)		6,547

Total Investments — 100.0% (Cost $7,271,944)		8,348,099
Other Assets and Liabilities, Net — 0.0%(d)		2,949
Net Assets — 100.0%		$8,351,048

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $92,468; total market value of collateral held by the Fund was $100,982. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $97,767.
(b)	Reflects the 1-day yield at July 31, 2025.
(c)	Represents security purchased with cash collateral received for securities on loan.
(d)	Less than 0.05%.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2025. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(a)
Common Stocks	$8,341,552	$—	$—	$8,341,552
Short-Term Investments:
Money Market Funds	6,547	—	—	6,547
Total Investments in Securities	$8,348,099	$—	$—	$8,348,099

(a)	For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended July 31, 2025, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.